DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
DEBT
Summary of debt obligations

	September 30,	December 31,
	2022	2021
Paycheck Protection Program loan	$—	$1,687

Face value of convertible debenture	3,450	3,450
Less: principal converted to common shares	(60)	(60)
Less: deemed fair value ascribed to conversion feature and warrants	(1,523)	(1,523)
Plus: accretion of implied interest	990	705
Total convertible debt	2,857	2,572

Face value of Centurion debenture	11,000	11,000
Less: deemed fair value ascribed to warrants	(1,204)	(1,204)
Plus: accretion of implied interest	402	176
Less: net debt issuance costs	(427)	(547)
Total Centurion debt	9,771	9,425
Total debt	12,628	13,684
Less: current portion of debt	—	(515)
Long-term debt	$12,628	$13,169

As of December 31, 2021 and 2020, the Company’s debt obligations are summarized as follows (stated in thousands):

	December 31,	December 31,
	2021	2020
Central Bank line of credit	$—	$1,978
Central Bank promissory note	—	2,122
Paycheck Protection Program loan	1,687	—
Total	1,687	4,100

Face value of convertible debenture	3,450	3,450
Less: principal converted to common shares	(60)	—
Less: deemed fair value ascribed to conversion feature and warrants	(1,523)	(1,523)
Plus: accretion of implied interest	705	324
Total convertible debt	2,572	2,251

Face value of Centurion debenture	11,000	—
Less: deemed fair value ascribed to warrants	(1,204)	—
Plus: accretion of implied interest	176	—
Less: net debt issuance costs	(547)	—
Total Centurion debt	9,425	—
Total debt	13,684	6,351
Less: current portion of debt	(515)	(4,100)
Long-term debt	$13,169	$2,251

Schedule of future minimum principal payments

As of September 30, 2022, future minimum principal payments are summarized as follows (in thousands):

	Convertible
	Debt	Debenture
Remainder of 2022	$—	$—
2023	965	—
2024	2,425	—
2025	—	11,000
Total	3,390	11,000
Less: fair value ascribed to conversion feature and warrants	(1,523)	(1,204)
Plus: accretion and implied interest	990	402
Less: net debt issuance costs	—	(427)
	$2,857	$9,771

As of December 31, 2021, future minimum principal payments are summarized as follows (stated in thousands):

	PPP	Convertible	Bank
	Loan	Debt	Indebtedness
2022	$515	$—	$—
2023	372	965	—
2024	372	2,425	—
2025	372	—	11,000
2026	56	—	—
Thereafter	—	—	—
Total	1,687	3,390	11,000
Less: fair value ascribed to conversion feature and warrants	—	(1,523)	(1,204)
Plus: accretion and implied interest	—	705	176
Less: net debt issuance costs	—	—	(547)
	$1,687	$2,572	$9,425